Segmented Information	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Segmented Information

Note 10 Segmented Information

For the three months year-to-date period ended March 31, 2011 and for the three month Final Fiscal Quarter period ended March 31, 2010 the details of identifiable revenues by geographic segments are as follows:

	March 31, 2011	March 31, 2010

Asia	$ 0	$ 0
Middle East	1,750	1,750

Total Revenues per Quarter Period	$ 1,750	$ 1,750